UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ---------------

Check here if Amendment |_|; Amendment Number:
                                               ------------
 This Amendment (Check only one.):   |_| is a restatement.
                                     |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nicusa Capital Partners, LP
         -------------------------------
Address: 17 State Street, 16th floor
         -------------------------------
         New York, New York  10004
         -------------------------------

         -------------------------------

13F File Number: 28-
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Johnson
       -------------------
Title: Managing Member
       -------------------
Phone: (212) 293-3402
       -------------------

Signature, Place, and Date of Signing:


       /s/ Paul Johnson             New York, New York          August 14, 2008
      ------------------------      --------------------      ---------------
            [Signature]              [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-                      Nicusa Capital Partners, LP
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           None
                                         ---------------------------

Form 13F Information Table Entry Total:       23
                                         ---------------------------

Form 13F Information Table Value Total:       72,029
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                      TITLE OF                 VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                     CLASS       CUSIP      (x1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED   NONE
-----------------------               --------   ---------    -------- -------  ---  ----  ------- ---------  ------- ------ -------
AMBASSADORS GROUP INC                 COM        023177108    2,617    175,400  SH         SOLE                175,400   0     0
BIO-IMAGING TECHNOLOGIES INC          COM        09056N103    7,180    970,228  SH         SOLE                970,228   0     0
BLUELINX HOLDINGS INC                 COM        09624H109    2,541    717,852  SH         SOLE                717,852   0     0
BROADRIDGE FINANCIAL SOLUTIONS INC    COM        11133T103    1,263     60,000  SH         SOLE                 60,000   0     0
EAGLE MATERIALS INC                   COM        26969P108    1,203     47,500  SH         SOLE                 47,500   0     0
FREIGHTCAR AMERICA INC                COM        357023100    1,118     31,500  SH         SOLE                 31,500   0     0
IMAGE SENSING SYSTEMS INC             COM        45244C104    4,615    358,616  SH         SOLE                358,616   0     0
INSWEB CORP                           COM NEW    45809K202      112     12,014  SH         SOLE                 12,014   0     0
KHD HUMBOLDT WEDAG INTL LTD           COM        482462108    9,563    303,294  SH         SOLE                303,294   0     0
KSW INC                               COM        48268R106    2,784    584,795  SH         SOLE                584,795   0     0
LEAR CORP                             COM        521865105    2,589    182,600  SH         SOLE                182,600   0     0
METROPOLITAN HEALTH NETWORKS INC      COM        592142103    6,849  3,826,454  SH         SOLE              3,826,454   0     0
MOODY'S CORP                          COM        615369105    1,154     33,500  SH         SOLE                 33,500   0     0
PERCEPTRON INC                        COM        71361F100    5,057    577,952  SH         SOLE                577,952   0     0
PINNACLE AIRLINES CORP                COM        723443107      931    294,600  SH         SOLE                294,600   0     0
R.G. BARRY CORP                       COM        068798107    5,506    643,170  SH         SOLE                643,170   0     0
SCHMITT INDUSTRIES INC                COM NEW    806870200    1,512    252,046  SH         SOLE                252,046   0     0
SIRONA DENTAL SYSTEMS INC             COM        82966C103    5,080    196,000  SH         SOLE                196,000   0     0
SPECIALTY UNDERWRITERS' ALLIANCE INC  COM        84751T309    2,391    445,341  SH         SOLE                445,341   0     0
THOR INDUSTRIES INC                   COM        885160101    1,212     57,000  SH         SOLE                 57,000   0     0
USG CORP                              COM NEW    903293405    1,375     46,500  SH         SOLE                 46,500   0     0
WABCO HOLDINGS INC                    COM        92927K102    1,239     26,666  SH         SOLE                 26,666   0     0
WILLIAMS CONTROLS INC                 COM NEW    969465608    4,138    326,591  SH         SOLE                326,591   0     0